Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings (Loss) Per Share
18.
EARNINGS (LOSS) PER SHARE

Basic and diluted earnings(loss) per share for each of the years presented are calculated as follows, the effect of share options and restricted share units were excluded from the computation of diluted net loss per share for the years ended December 31, 2021 and 2022, as its effect would be anti-dilutive:

	Year ended December 31,
	2020	2021	2022
	Ordinary shares	Ordinary shares	Class A Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class B Ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Earnings (loss) per share—basic
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	416,732	(351,126)	(170,473)	(24,716)	(343,002)	(49,731)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(10,669)	(2,009)	(2,893)	(419)	(5,822)	(844)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	406,063	(353,135)	(173,366)	(25,135)	(348,824)	(50,575)
Denominator:
Weighted average number of ordinary shares outstanding	1,402,509,386	1,430,052,602	479,301,343	479,301,343	964,380,962	964,380,962
Earnings(Loss) per share—basic	0.2895	(0.2469)	(0.3617)	(0.0524)	(0.3617)	(0.0524)
Earnings(Loss) per share—diluted
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	406,063	(353,135)	(173,366)	(25,135)	(348,824)	(50,575)
Dilution effect arising from share-based awards issued by subsidiaries	—	—	(97)	(14)	(194)	(28)
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	—	—	(349,018)	(50,603)	—	—
Net income (loss) attributable to ordinary shareholders	406,063	(353,135)	(522,481)	(75,752)	(349,018)	(50,603)
Denominator:
Weighted average ordinary shares outstanding	1,402,509,386	1,430,052,602	479,301,343	479,301,343	964,380,962	964,380,962
Dilutive effect of Share-based awards	18,558,520	—	—	—	—	—
Conversion of Class B into Class A ordinary shares	—	—	964,380,962	964,380,962	—	—
Denominator used for earnings (loss) per share	1,421,067,906	1,430,052,602	1,443,682,305	1,443,682,305	964,380,962	964,380,962
Earnings (Loss) per share—diluted	0.2857	(0.2469)	(0.3619)	(0.0525)	(0.3619)	(0.0525)
Earnings(Loss) per ADS:
Denominator used for earnings (loss) per ADS—basic	28,050,188	28,601,052	28,873,646	28,873,646
Denominator used for earnings (loss) per ADS—diluted	28,421,358	28,601,052	28,873,646	28,873,646
Earnings (Loss) per ADS—basic	14.4763	(12.3469)	(18.0854)	(2.6221)
Earnings (Loss) per ADS—diluted	14.2872	(12.3469)	(18.0954)	(2.6236)

Effective September 2, 2022, the Company effected a change of the ratio of the ADS to its Class A ordinary shares from one ADS representing ten Class A ordinary share to one ADS representing fifty Class A ordinary shares. The change in the ratio of the ADS to the Company’s Class A ordinary shares had no impact on its underlying Class A ordinary shares, and no Class A ordinary shares were issued or cancelled in connection with the change in the ratio of the ADS to its Class A ordinary shares. The number of ADSs as the denominator used for earnings(loss) per ADS and earnings(loss) per ADS amount have been retroactively adjusted to reflect the changes in ratio for all periods presented.